Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40199
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Greenbrook TMS Inc.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	890 Yonge Street, 7th Floor
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M4W 3P4
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares
Trading Symbol	GBNH
Security Exchange Name	NASDAQ
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001735948
Entity Common Stock, Shares Outstanding	17,801,885
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Canada
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	890 Yonge Street, 7th Floor
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M4W 3P4
City Area Code	416
Local Phone Number	322-9700
Contact Personnel Name	Bill Leonard